Stock-Based Compensation (Assumptions Used To Value Options) (Details) - $ / shares		12 Months Ended
		Apr. 30, 2018	Apr. 30, 2017	Apr. 30, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Document Fiscal Year Focus		2018
Performance-Based Nonvested Share Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility, minimum		13.33%	13.92%	12.85%
Expected volatility, maximum		81.19%	74.53%	55.27%
Expected term, years		3 years	3 years	3 years
Risk-free interest rate			0.84%	0.95%
Dividend yield, minimum	[1]	0.00%	0.00%	0.00%
Dividend yield, maximum	[1]	3.23%	3.68%	2.70%
Risk-free interest rate, minimum		1.42%
Risk-free interest rate, maximum		1.55%
Weighted-average fair value		$ 32.66	$ 25.38	$ 30.00

[1]	The valuation model assumes that dividends are reinvested by the Company on a continuous basis.